Common Stock and Warrants	6 Months Ended
Dec. 31, 2022
Common Stock and Warrants
Common Stock and Warrants

14. Common Stock and Warrants

Authorized Shares

On February 25, 2022, at the Company’s Annual Stockholders Meeting, the stockholders of the Company approved an amendment to its Certificate of Incorporation to increase the number of authorized shares of the Company’s common stock by 5,000,000 shares from 15,000,000 to 20,000,000 shares.

The stockholders also approved an amendment to the Company’s 2012 Stock Option Plan (the “2012 Plan”) to increase the number of shares available under the Plan by 943,000 shares, from 307,000 to 1,250,000 shares, which, together with 150,000 shares that were added to the 2012 Plan in 2020, were registered by the Company on a Form S-8 Registration Statement with the Securities and Exchange Commission on March 15, 2021. In addition, the stockholders also approved the adoption of the Company’s 2022 Equity Incentive Plan (the “2022 Plan”) providing for the issuance of up to 1,750,000 shares plus outstanding options granted under the Company’s 2012 Stock Option Plan that expire or are forfeited. The 2022 Plan provides various stock awards including incentive and nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards, which can be awarded to employees and directors of the Company and its subsidiaries.

Issuance and Sale of Common Stock

On April 29 2021, the Company received proceeds of approximately $ 7,580,400 from the sale of its securities to private investors upon the issuance of 1,595,880 shares of the Company’s Common Stock at an offering price of $4.75 per share which included warrants to purchase up to 797,940 shares of the Company’s Common Stock exercisable at $ 9.50 per share, and in June 2021 the Company received an additional $9.5 million through the sale of an additional 2,000,000 shares of the Company’s Common Stock at $ 4.75 per share which also included warrants to purchase up to 999,993 of the Company’s Common Stock exercisable at $9.50 per shares. These warrants are exercisable immediately and expire five years from date of issuance. The Company utilized the services of brokers for both transactions and incurred a total of approximately $1.3 million in issuance related costs for broker and legal fees. The Company was required under a registration rights agreement to register the shares, which it did through an S-1 Registration Statement filed with the Securities and Exchange Commission, which became effective on August 13, 2021. The proceeds were used for the Aquila acquisition with the remainder earmarked for the Bioprocessing Systems Operations.

On March 2, 2022, the Company entered into a Securities Purchase Agreement with certain private investors pursuant to which the Company issued and sold an aggregate of 545,456 shares of common stock and warrants to purchase up to an additional 274,727 shares of common stock, at an offering price of $5.50 per share, for a gross consideration of $3,000,000. The issuance cost related to this private placement stock issuance amounted to approximately $272,800. Under the terms of Securities Purchase Agreement between the Company and the investors, the Company must use commercially reasonable efforts to file a registration statement with the SEC within 90 days of the closing date to register for resale the shares of common stock sold in the private offering, including the shares of common stock issuable upon the exercise of the warrant. The Company filed a S-1 Registration Statement with the Securities and Exchange Commission, which became effective on June 13, 2022.

Warrants

The following table summarizes information about shares issuable under warrants outstanding during the six month ended December 31, 2022 and for the year ended June 30,2022 and 2021, respectively.

	Warrant Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding and exercisable as of June 30, 2020	1,349,850	$9.00	3.97
Issued	1,797,933	9.50	4.91
Exercised	-	-	-
Expired or cancelled	-	-	-
Outstanding and exercisable as of June 30, 2021	3,147,783	$9.29	4.51
Issued	274,727	5.50	4.67
Exercised	-	-	-
Expired or cancelled	-	-	-
Outstanding and exercisable as of June 30, 2022	3,422,510	$8.98	3.60
Issued	-	-	-
Exercised	-	-	-
Expired or cancelled	-	-	-
Outstanding and exercisable as of December 31, 2022	3,422,510	$8.98	3.10